Capital Structure, Financial Risk and Related Items - Share Repurchases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 12, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of treasury shares acquired (in shares)	2,200,000	2,011,853
Percentage of share capital repurchased		3.30%	3.00%
Purchase of treasury shares	$ 430	$ 560	$ 81
Number of shares authorized for repurchase (in shares)	3,804,436
Treasury stock, shares outstanding (in shares)	2,619,405
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Repurchase, percentage of share capital authorized				10.00%
Share repurchase, percentage of purchase price deviation from quoted price				10.00%